Investments - Mortgage Loans, Debt Service Coverage Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 5,470	$ 5,500
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	5,132	5,400
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	5,058	5,178
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | Greater than 1.20x
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	4,378	4,455
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | 1.00x – 1.20x
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	353	471
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | Less than 1.00x
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 327	$ 252